Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 17, 2022	Aug. 31, 2020
Debt Instrument [Line Items]
Total Long-term notes payable	$ 198,127	$ 193,440	$ 247,618
Less: Unamortized debt issuance costs and debt discount	(251)	(151)	(1,717)
Less: current portion	(81,359)	(26,471)	(23,581)
Long-term notes payable, non-current portion		166,818	222,320
Nonrelated Party
Debt Instrument [Line Items]
Long-term notes payable, non-current portion	116,517	166,818
Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Total Long-term notes payable	38,151	40,491	46,403
Less: current portion	(4,685)	(3,087)	(5,841)
Long-term notes payable, non-current portion	33,466	37,404	40,562
Notes Payable to Banks | Bank 1
Debt Instrument [Line Items]
Total Long-term notes payable	$ 15,130	$ 13,589	$ 24,275
Notes Payable to Banks | Bank 1 | Maximum
Debt Instrument [Line Items]
Interest Rates	7.30%	7.30%	5.50%
Notes Payable to Banks | Bank 1 | Minimum
Debt Instrument [Line Items]
Interest Rates	4.00%	4.00%	4.00%
Notes Payable to Banks | Bank 2
Debt Instrument [Line Items]
Total Long-term notes payable	$ 12,714	$ 13,769	$ 15,518
Notes Payable to Banks | Bank 2 | Maximum
Debt Instrument [Line Items]
Interest Rates	7.80%	7.80%	6.30%
Notes Payable to Banks | Bank 2 | Minimum
Debt Instrument [Line Items]
Interest Rates	4.00%	4.00%	4.00%
Notes Payable to Banks | Bank 3
Debt Instrument [Line Items]
Total Long-term notes payable	$ 1,694	$ 7,705	$ 8,721
Notes Payable to Banks | Bank 3 | Minimum
Debt Instrument [Line Items]
Interest rates, fixed rate		3.50%	3.50%
Notes Payable to Banks | Bank 3 | SOFR
Debt Instrument [Line Items]
Basis spread on variable rate	2.30%
Notes Payable to Banks | Bank 3 | SOFR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate		2.30%
Notes Payable to Banks | Bank 3 | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate			2.20%
Notes Payable to Banks | Bank 4
Debt Instrument [Line Items]
Total Long-term notes payable	$ 0	$ 4,082	$ 4,440
Notes Payable to Banks | Bank 4 | SOFR
Debt Instrument [Line Items]
Basis spread on variable rate		2.90%
Notes Payable to Banks | Bank 4 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate			2.80%
Notes Payable to Banks | Bank 5
Debt Instrument [Line Items]
Total Long-term notes payable	$ 3,409	$ 3,759	$ 4,204
Interest rate adjustment period	5 years	5 years	5 years
Notes Payable to Banks | Bank 5 | Maximum
Debt Instrument [Line Items]
Interest Rates	6.00%	6.00%	6.00%
Notes Payable to Banks | Bank 5 | Minimum
Debt Instrument [Line Items]
Interest Rates	5.30%	5.30%
Notes Payable to Banks | Bank 5 | LIBOR | Maximum
Debt Instrument [Line Items]
Interest Rates			6.00%
Notes Payable to Banks | Bank 5 | LIBOR | Minimum
Debt Instrument [Line Items]
Interest Rates			5.30%
Notes Payable to Banks | Bank 5 | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate	2.75%	2.75%	2.75%
Notes Payable to Banks | Bank 6
Debt Instrument [Line Items]
Interest Rates	7.70%	7.70%	5.40%
Total Long-term notes payable	$ 1,678	$ 1,843	$ 2,114
Notes Payable to Banks | Bank 7
Debt Instrument [Line Items]
Interest Rates	4.00%	4.00%	4.00%
Total Long-term notes payable	$ 869	$ 1,061	$ 1,320
Notes Payable to Banks | Bank 8
Debt Instrument [Line Items]
Interest Rates	8.80%
Total Long-term notes payable	$ 12,467	0
Notes Payable to Banks | Financial Institution 1
Debt Instrument [Line Items]
Interest Rates			5.30%
Total Long-term notes payable	$ 3,049	$ 3,290	$ 3,650
Notes Payable to Banks | Financial Institution 1 | Schwab Loan Rate
Debt Instrument [Line Items]
Interest Rates		0.25%
Basis spread on variable rate	0.25%	0.25%
Notes Payable to Banks | Financial Institution 2
Debt Instrument [Line Items]
Total Long-term notes payable	$ 7,957	$ 8,435	$ 17,882
Notes Payable to Banks | Financial Institution 2 | Maximum
Debt Instrument [Line Items]
Interest Rates	7.00%	7.00%	7.00%
Notes Payable to Banks | Financial Institution 2 | Minimum
Debt Instrument [Line Items]
Interest Rates	3.60%	3.60%	3.60%
Notes Payable to Banks | Financial Institution 3
Debt Instrument [Line Items]
Total Long-term notes payable	$ 35,017	$ 22,612
Notes Payable to Banks | Financial Institution 3 | Maximum
Debt Instrument [Line Items]
Interest Rates	9.50%	9.50%
Notes Payable to Banks | Financial Institution 3 | Minimum
Debt Instrument [Line Items]
Interest Rates	9.00%	9.00%
Line of Credit | Financial Institution 4
Debt Instrument [Line Items]
Total Long-term notes payable	$ 65,870	$ 72,688	$ 32,153
Line of Credit | Financial Institution 4 | SOFR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate	2.80%	2.80%	2.80%
Line of Credit | Financial Institution 4 | SOFR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate	1.50%	1.30%
Line of Credit | Financial Institution 4 | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate			2.30%
Bridge Notes
Debt Instrument [Line Items]
Interest Rates			10.00%	10.00%
Total Long-term notes payable			$ 86,816
Other Debt Payable | EID loan
Debt Instrument [Line Items]
Interest Rates					3.75%
Total Long-term notes payable	$ 122	$ 116	$ 122